Cover	Dec. 09, 2020
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Dec. 09, 2020
Entity Registrant Name	KIMBALL INTERNATIONAL, INC.
Entity Incorporation, State or Country Code	IN
Entity File Number	0-3279
Entity Tax Identification Number	35-0514506
Entity Address, Address Line One	1600 Royal Street
Entity Address, City or Town	Jasper
Entity Address, State or Province	IN
City Area Code	812
Local Phone Number	482-1600
Entity Address, Postal Zip Code	47546-2256
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B Common Stock, par value $0.05 per share
Trading Symbol	KBAL
Security Exchange Name	NASDAQ
Amendment Description	Inclusion of financial statements of Poppin, Inc required pursuant to Item 9.01(a) of Form 8-K and unaudited pro forma financial information required pursuant to Item 9.01(b) of Form 8-K
Entity Emerging Growth Company	false
Entity Central Index Key	0000055772
Amendment Flag	true